Commitments and contingencies - Operating lease obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Future minimum lease payments for leases signed but not yet recognised	€ 62,913	€ 57,870
Less than one year
Leases
Future minimum lease payments for leases signed but not yet recognised	1,561	801
Between one and five years
Leases
Future minimum lease payments for leases signed but not yet recognised	16,373	10,595
More than five years
Leases
Future minimum lease payments for leases signed but not yet recognised	€ 44,979	€ 46,474